Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,537,000
Previously Paid Amount	0.00
Total Fee Amount	902.76
Total Offset Amount	0.00
Net Fee	902.76
Narrative - Max Aggregate Offering Price	$ 6,537,000
Final Prospectus	true